PGIM Global Total Return Fund Investment Strategy - PGIM Global Total Return Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund generally invests in global developed market sovereign, corporate, mortgage-related, and asset-backed debt securities. The Fund may also invest in the debt securities of emerging market sovereign, quasi-sovereign, and corporate issuers. The Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgage-related securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations), and U.S. or foreign short-term and long-term bank debt securities or bank deposits. The Fund may invest in debt securities that are denominated in U.S. dollars or foreign currencies. Under normal circumstances, the Fund invests at least 40% of its investable assets in non-U.S. dollar denominated securities, including emerging market securities. The Fund's investments in non-U.S. dollar denominated securities may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets. It is possible that conditions that are not favorable (and non-U.S. dollar denominated securities exposure as low as 30%) may occur periodically and continue for extended periods of time. The Fund can invest in securities of developed countries and in developing or emerging market countries that the subadviser believes are stable. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund may invest up to 35% of its total assets in speculative, lower-rated securities, also known as “junk” bonds, and unrated securities, including unrated securities that the subadviser determines are of comparable quality to below investment grade securities. The Fund may invest in bonds of any duration. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. The Fund also uses derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer as well as an assessment of the issuer’s corporate governance (e.g., ownership structures and board effectiveness). The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser’s approach to global investing focuses on country and currency selection. The subadviser looks at fundamentals to identify relative value.